Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents results by segment:

Year Ended December 31, (Dollars in millions)	CSBB			WB			OT&C(1)			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Net interest income (expense)	$5,940	$6,664	$6,898	$9,184	$6,001	$4,555	$(600)	$1,648	$1,549	$14,524	$14,313	$13,002
Net intersegment interest income (expense)	4,594	3,010	1,881	(2,152)	659	1,199	(2,442)	(3,669)	(3,080)	—	—	—
Segment net interest income	10,534	9,674	8,779	7,032	6,660	5,754	(3,042)	(2,021)	(1,531)	14,524	14,313	13,002
Allocated provision for credit losses	1,116	863	117	1,000	(91)	(848)	(7)	5	(82)	2,109	777	(813)
Segment net interest income after provision	9,418	8,811	8,662	6,032	6,751	6,602	(3,035)	(2,026)	(1,449)	12,415	13,536	13,815
Noninterest income	1,991	2,086	2,290	3,668	3,994	4,590	(161)	(420)	(212)	5,498	5,660	6,668
Amortization of intangibles	210	252	254	185	203	215	—	—	3	395	455	472
Goodwill impairment	3,361	—	—	2,717	—	—	—	—	—	6,078	—	—
Other noninterest expense	6,355	5,771	5,847	5,378	4,722	4,755	472	1,219	2,028	12,205	11,712	12,630
Income (loss) before income taxes from continuing operations	1,483	4,874	4,851	1,420	5,820	6,222	(3,668)	(3,665)	(3,692)	(765)	7,029	7,381
Provision (benefit) for income taxes	1,160	1,154	1,112	811	1,259	1,310	(1,233)	(1,163)	(1,014)	738	1,250	1,408
Segment net income (loss) from continuing operations	$323	$3,720	$3,739	$609	$4,561	$4,912	$(2,435)	$(2,502)	$(2,678)	$(1,503)	$5,779	$5,973

Identifiable assets (period end) of continuing operations	$146,310	$162,460	$156,172	$209,767	$215,607	$190,266	$171,617	$169,533	$188,600	$527,694	$547,600	$535,038
(1)Includes financial data from business units below the quantitative and qualitative thresholds requiring disclosure.